Financial instruments Liabilities, Significant unobservable inputs - Level 3 fair value measurement, warrants (Details) - Subsidiary warrant liability - Level 3 of fair value hierarchy [member]	Dec. 31, 2020 $ / shares USD ($)
Expected term
Financial Instruments - Warrants [Line Items]
Warrants	2.65
Expected volatility
Financial Instruments - Warrants [Line Items]
Warrants	0.549
Risk free interest rate
Financial Instruments - Warrants [Line Items]
Warrants	0.001
Expected dividend yield
Financial Instruments - Warrants [Line Items]
Warrants	0
Estimated fair value of the convertible preferred shares
Financial Instruments - Warrants [Line Items]
Warrants | $	3.09
Exercise price of the warrants
Financial Instruments - Warrants [Line Items]
Warrants | $ / shares	0.27